Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Plan Assets And Benefit Obligation Activity

(In thousands)	2011	2010
Change in fair value of plan assets
Fair value at beginning of measurement period	$85,464	$75,815
Actual return on plan assets	1,813	11,296
Company contributions	14,000	2,000
Benefits paid	(4,696)	(3,647)
Fair value at end of measurement period	$96,581	$85,464

Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$74,164	$60,342
Service cost	4,557	3,671
Interest cost	3,967	3,583
Actuarial loss	3,515	10,215
Benefits paid	(4,696)	(3,647)
Projected benefit obligation at the end of measurement period	$81,507	$74,164
Funded status at end of year (assets less benefit obligation)	$15,074	$11,300

Asset Allocation For The Pension Plan By Asset Category

		Percentage of Plan Assets
Asset category	Target Allocation	2011	2010
Equity securities	50% - 100%	80%	86%
Fixed income and cash equivalents	remaining balance	20%	14%
Total		100%	100%

Weighted Average Assumptions Used To Determine Benefit Obligations

	2011	2010
Discount rate	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%

Estimated Future Pension Benefit Payments
2012	$5,535
2013	4,999
2014	5,543
2015	6,259
2016	6,284
2017-2021	37,823
Total	$66,443

Balances Of Accumulated Other Comprehensive Income (Loss)

(In thousands)	2011	2010
Prior service cost	$(74)	$(93)
Net actuarial loss	(32,163)	(24,410)
Total	(32,237)	(24,503)
Deferred taxes	11,283	8,576
Accumulated other comprehensive loss	$(20,954)	$(15,927)

Components Of Net Periodic Benefit Cost And Other Amounts Recognized In Other Comprehensive Income (Loss)

(In thousands)	2011	2010	2009
Components of net periodic benefit cost and other amounts recognized in other comprehensive income (Loss)
Service cost	$(4,557)	$(3,671)	$(3,813)
Interest cost	(3,967)	(3,583)	(3,432)
Expected return on plan assets	7,543	5,867	4,487
Amortization of prior service cost	(19)	(22)	(34)
Recognized net actuarial loss	(1,411)	(1,079)	(2,041)
Net periodic benefit cost	$(2,411)	$(2,488)	$(4,833)
Change to net actuarial (loss)/gain for the period	$(9,164)	$(4,835)	$7,591
Amortization of prior service cost	19	22	34
Amortization of net loss	1,411	1,079	2,041
Total recognized in other comprehensive (loss)/income	(7,734)	(3,734)	9,666
Total recognized in net benefit cost and other comprehensive (loss)/income	$(10,145)	$(6,222)	$4,833

Weighted Average Assumptions Used To Determine Net Periodic Benefit Cost

	2011	2010
Discount Rate	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%